Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Ineffectiveness Related to Derivatives and Hedging Relationships Recorded in Income

Ineffectiveness related to derivatives and hedging relationships was recorded in income as follows:

Ineffectiveness	Year ended Dec. 31,
(in millions)	2014	2013	2012
Fair value hedges of securities	$(20.6)	$14.1	$(3.3)
Fair value hedges of deposits and long-term debt	(14.6)	3.7	(14.8)
Cash flow hedges	0.1	(0.1)	0.1
Other (a)	(0.1)	0.1	1.6
Total	$(35.2)	$17.8	$(16.4)

(a)	Includes ineffectiveness recorded on foreign exchange hedges.

Impact of Derivative Instruments on Balance Sheet
The following table summarizes the notional amount and credit exposure of our total derivative portfolio at Dec. 31, 2014 and Dec. 31, 2013.

Impact of derivative instruments on the balance sheet	Notional value		Asset derivatives fair value		Liability derivatives fair value
(in millions)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Derivatives designated as hedging instruments (a):
Interest rate contracts	$23,145	$21,402	$477	$1,206	$385	$167
Foreign exchange contracts	7,344	7,382	374	76	62	336
Total derivatives designated as hedging instruments			$851	$1,282	$447	$503
Derivatives not designated as hedging instruments (b):
Interest rate contracts	$731,628	$767,341	$17,150	$14,712	$17,654	$15,212
Foreign exchange contracts	528,401	420,142	6,280	3,610	6,367	3,536
Equity contracts	10,842	24,123	377	684	549	1,003
Credit contracts	—	101	—	—	—	—
Total derivatives not designated as hedging instruments			$23,807	$19,006	$24,570	$19,751
Total derivatives fair value (c)			$24,658	$20,288	$25,017	$20,254
Effect of master netting agreements (d)			(18,347)	(15,806)	(17,797)	(14,421)
Fair value after effect of master netting agreements			$6,311	$4,482	$7,220	$5,833

(a)	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the balance sheet.

(b)	The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the balance sheet.

(c)	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815.

(d)
Effect of master netting agreements includes cash collateral received and paid of $1,589 million and $1,039 million, respectively, at Dec. 31, 2014, and $1,841 million and $456 million, respectively, at Dec. 31, 2013.

Impact of Derivative Instruments on Income Statement

Impact of derivative instruments on the income statement (in millions)
Derivatives in fair value hedging relationships	Location of gain or (loss) recognized in income on derivatives	Gain or (loss) recognized in income on derivatives Year ended Dec. 31,			Location of gain or(loss) recognized in income on hedged item	Gain or (loss) recognized in hedged item Year ended Dec. 31,
		2014	2013	2012		2014	2013	2012
Interest rate contracts	Net interest revenue	$(921)	$486	$(47)	Net interest revenue	$886	$(468)	$29

Derivatives in cash flow hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives(effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,
	2014	2013	2012		2014	2013	2012		2014	2013	2012
FX contracts	$(2)	$(27)	$4	Net interest revenue	$(2)	$(28)	$1	Net interest revenue	$—	$—	$—
FX contracts	(6)	(3)	2	Other revenue	(3)	(1)	3	Other revenue	0.1	(0.1)	0.1
FX contracts	36	154	236	Trading revenue	36	154	236	Trading revenue	—	—	—
FX contracts	(6)	7	(1)	Salary expense	10	(1)	(1)	Salary expense	—	—	—
Total	$22	$131	$241		$41	$124	$239		$0.1	$(0.1)	$0.1

Derivatives in net investment hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,
	2014	2013	2012		2014	2013	2012		2014	2013	2012
FX contracts	$(367)	$(50)	$(181)	Net interest revenue	$(1)	$2	$—	Other revenue	$(0.1)	$0.1	$1.6

Revenue from Foreign Exchange and Other Trading
Revenue from foreign exchange and other trading included the following:

Foreign exchange and other trading revenue
(in millions)	2014	2013	2012
Foreign exchange	$578	$608	$520
Other trading revenue (loss):
Fixed income	(16)	38	142
Equity/other	8	28	30
Total other trading revenue (loss)	(8)	66	172
Total foreign exchange and other trading revenue	$570	$674	$692

Fair Value of Derivative Contracts Falling under Early Termination Provisions that were in Net Liability Position
The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions as of Dec. 31, 2014 for three key ratings triggers:

If The Bank of New York Mellon’s rating was changed to (Moody’s/S&P)	Potential close-out exposures (fair value) (a)
A3/A-	$89	million
Baa2/BBB	$1,143	million
Ba1/BB+	$2,764	million

(a)	The amounts represent potential total close-out values if The Bank of New York Mellon’s rating were to immediately drop to the indicated levels.

Offsetting Assets

Offsetting of derivative assets and financial assets at Dec. 31, 2014

	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized on the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$15,457	$13,942		$1,515	$408	$—	$1,107
Foreign exchange contracts	5,291	4,246		1,045	176	—	869
Equity contracts	303	159		144	6	—	138
Total derivatives subject to netting arrangements	21,051	18,347		2,704	590	—	2,114
Total derivatives not subject to netting arrangements	3,607	—		3,607	—	—	3,607
Total derivatives	24,658	18,347		6,311	590	—	5,721
Reverse repurchase agreements	11,634	434	(b)	11,200	11,198	—	2
Securities borrowing	9,033	—		9,033	8,733	—	300
Total	$45,325	$18,781		$26,544	$20,521	$—	$6,023

(a)
Includes the effect of netting agreements and net cash collateral received. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of reverse repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative assets and financial assets at Dec. 31, 2013

	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized on the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$14,798	$13,231		$1,567	$599	$—	$968
Foreign exchange contracts	2,778	2,294		484	18	—	466
Equity contracts	607	281		326	3	—	323
Total derivatives subject to netting arrangements	18,183	15,806		2,377	620	—	1,757
Total derivatives not subject to netting arrangements	2,105	—		2,105	—	—	2,105
Total derivatives	20,288	15,806		4,482	620	—	3,862
Reverse repurchase agreements	5,511	1,096	(b)	4,415	4,413	—	2
Securities borrowing	4,669	—		4,669	4,555	—	114
Total	$30,468	$16,902		$13,566	$9,588	$—	$3,978

(a)
Includes the effect of netting agreements and net cash collateral received. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of reverse repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting Liabilities

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2014

	Gross liabilities recognized	Gross amounts offset in the balance sheet		Net liabilities recognized on the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$16,884	$14,467		$2,417	$1,815	$—	$602
Foreign exchange contracts	4,241	3,149		1,092	399	—	693
Equity contracts	481	181		300	250	—	50
Total derivatives subject to netting arrangements	21,606	17,797		3,809	2,464	—	1,345
Total derivatives not subject to netting arrangements	3,411	—		3,411	—	—	3,411
Total derivatives	25,017	17,797		7,220	2,464	—	4,756
Repurchase agreements	9,160	434	(b)	8,726	8,722	—	4
Securities lending	2,571	—		2,571	2,494	—	77
Total	$36,748	$18,231		$18,517	$13,680	$—	$4,837

(a)
Includes the effect of netting agreements and net cash collateral paid. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2013

	Gross liabilities recognized	Gross amounts offset in the balance sheet		Net liabilities recognized on the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$14,914	$12,429		$2,485	$1,686	$—	$799
Foreign exchange contracts	2,292	1,711		581	382	—	199
Equity contracts	800	281		519	269	—	250
Total derivatives subject to netting arrangements	18,006	14,421		3,585	2,337	—	1,248
Total derivatives not subject to netting arrangements	2,248	—		2,248	—	—	2,248
Total derivatives	20,254	14,421		5,833	2,337	—	3,496
Repurchase agreements	8,581	1,096	(b)	7,485	7,482	—	3
Securities lending	1,947	—		1,947	1,884	—	63
Total	$30,782	$15,517		$15,265	$11,703	$—	$3,562

(a)
Includes the effect of netting agreements and net cash collateral paid. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.